CERTIFICATE OF AMENDMENT
OF THE
CERTIFICATE OF INCORPORATION
OF
180 Degree Capital Corp.

Under Section 805 of the Business Corporation Law

FIRST: The current name of the corporation is: 180 Degree Capital Corp.

The name under which it was originally formed is: Sovereign Thoroughbreeders, Inc.

SECOND: The date of filing of the certificate of incorporation with the Department of State is: 08/19/1981

THIRD: The amendment effected by this certificate of amendment is as follows:

Article 4 of the certificate of incorporation, which sets forth the authorized shares of capital stock of the corporation, is hereby amended to effect a reclassification of the shares of common stock, par value $0.01 per share (the “Common Stock”), currently issued (the “Old Shares”) so that every three (3) shares of Common Stock issued immediately prior to the date of such amendment shall, effective as of the date of such amendment, be reclassified and changed into one (1) validly issued, fully paid and non-assessable share of Common Stock (the “New Shares”). No fractional shares shall be issued as a result of the foregoing reclassification. In lieu of issuing fractional shares, the corporation shall pay cash to any shareholder who otherwise would have been entitled to receive a fractional share as a result of the foregoing reclassification at the closing price of the Old Shares on the date immediately preceding the effective time of the reclassification as reported on the Nasdaq Capital Market.

Immediately prior to the reclassification, the corporation had issued 34,623,341 Old Shares, including 3,501,779 treasury shares. Upon the effectiveness of the reclassification, and disregarding the cash-out of any fractional shares resulting from the reclassification, there will be 11,541,113 New Shares outstanding, including 1,167,259 treasury shares. Immediately prior to the reclassification, the number of authorized but unissued shares of the corporation’s Common Stock was 10,376,659. Upon the effectiveness of the reclassification, and disregarding the cash-out of any fractional shares resulting from the reclassification, there will be 3,458,887 authorized but unissued shares of the corporation’s Common Stock.

As a result of the reclassification, the stated capital of the corporation will be reduced in proportion to the exchange ratio of one (1) New Share for every three (3) Old Shares, and the corporation’s additional paid-in capital will be credited with the amount by which stated capital is reduced. Neither the number of authorized shares of the corporation’s preferred stock nor the par value of the corporation’s preferred stock will change as a result of the foregoing reclassification.

4. The aggregate number of shares which the Corporation shall have authority to issue is 17,000,000 shares, consisting of 15,000,000 shares of Common Stock, par value three cents ($0.03) per share, and 2,000,000 shares of Preferred Stock, par value ten cents ($0.10) per share. The designations, relative rights, preferences and limitations of the shares of each class shall be as follows: Subject to the provisions hereof the Board of Directors is hereby expressly authorized to divide shares of Preferred Stock into one or more series, to issue the shares of Preferred Stock in such series, and to fix the number of shares to be included in each series, and the designation, relative rights, preferences and limitations of all shares of each series. The authority of the Board of Directors with respect to each series shall include, without limitation, the determination of any or all of the following matters:
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(a) the number of shares constituting such series and the designation thereof to distinguish the shares of such series from the shares of all other series;

(b) the annual dividend rate on the shares of such series and whether such dividends shall be cumulative and, if cumulative, the date from which dividends shall accumulate;

(c) the redemption price or prices for shares of such series, if redeemable, and the terms and conditions of such redemption;

(d) the preference, if any, of shares of such series in the event of any voluntary or involuntary liquidation, dissolution or winding up of the affairs of the Corporation;

(e) the voting rights (including but not limited to, the number of votes per share), if any, of shares of such series in addition to voting rights prescribed by law, and the terms, if any, of such voting rights;

(f) the rights, if any, of shares of such series to be converted into shares of any other class or series, including Common Stock, and the terms and conditions of such conversion;

(g) the terms or amount of any sinking fund provided for the purchase or redemption of such series; and

(h) any other relative rights, preferences and limitations of such series.

The shares of each series of Preferred Stock may vary from the shares of any other series of Preferred Stock as to any of such matters.

FOURTH: This Certificate of Amendment of the Certificate of Incorporation was authorized by a vote of the holders of a majority of all outstanding shares of the corporation entitled to vote thereon, at a meeting of the shareholders duly called, noticed and held on the 14th day of May, 2020, pursuant to authorization by a vote of the directors at a meeting of the Board of Directors duly called and held on the 20th day of February, 2020.

IN WITNESS WHEREOF, the Corporation has caused this Certificate of Amendment of the Certificate of Incorporation to be executed on its behalf by a duly authorized officer this 31st day of December, 2020.

/s/ Daniel B. Wolfe
(Signature)
Daniel B. Wolfe
(Name of Signer)
President
(Title of Signer)

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